The New Germany Fund, Inc.

Schedule of Investments	as of March 31, 2019 (Unaudited)

Shares	Value ($)
Germany 82.5%
Common Stocks 78.0%
Aerospace & Defense 3.3%
MTU Aero Engines AG	37,106	8,406,767

Auto Components 0.8%
Hella GmbH & Co. KGaA	33,000	1,452,325
Leoni AG†	30,503	595,190
2,047,515
Banks 2.5%
Commerzbank AG*	840,127	6,508,153

Biotechnology 0.9%
MorphoSys AG*	24,464	2,228,844

Chemicals 7.3%
Evonik Industries AG	125,368	3,417,426
K+S AG (Registered)†	300,288	5,508,759
LANXESS AG	67,981	3,628,360
Symrise AG "A"	68,846	6,208,206
18,762,751
Commercial Services & Supplies 1.9%
Bilfinger SE†	139,578	4,857,831

Construction & Engineering 1.2%
HOCHTIEF AG	21,648	3,135,243

Diversified Financial Services 0.3%
Hypoport AG*	3,789	761,450

Diversified Telecommunication Services 1.0%
United Internet AG (Registered)	68,944	2,517,934

Electrical Equipment 4.7%
Nordex SE*	369,566	6,049,413
OSRAM Licht AG†	63,013	2,170,447
Varta AG*	94,205	4,023,261
12,243,121
Electronic Equipment, Instruments & Components 1.4%
Jenoptik AG	96,297	3,589,340

Entertainment 0.3%
CTS Eventim AG & Co. KGaA	18,143	860,393

Food & Staples Retailing 0.4%
METRO AG	60,617	1,006,529

Health Care Equipment & Supplies 1.5%
Siemens Healthineers AG 144A	92,207	3,845,798

Independent Power & Renewable Electricity Producers 2.1%
Uniper SE	179,663	5,423,919

Insurance 3.5%
Hannover Rueck SE	24,071	3,459,137
Talanx AG	145,392	5,608,638
9,067,775
Interactive Media & Services 3.4%
Scout24 AG 144A†	129,701	6,721,603
XING SE	6,192	2,144,617
8,866,220
Internet & Direct Marketing Retail 5.8%
Delivery Hero SE 144A*	96,905	3,503,207
HelloFresh SE*†	582,085	5,476,387
Zalando SE 144A*	151,493	5,910,321
14,889,915
Life Sciences Tools & Services 1.3%
Evotec AG*	122,525	3,258,768
Shares	Value ($)
Machinery 4.5%
Deutz AG	125,719	1,052,940
GEA Group AG	43,964	1,152,518
KION Group AG	79,780	4,173,020
Krones AG†	14,355	1,265,940
Pfeiffer Vacuum Technology AG	26,256	4,020,746
11,665,164
Media 1.3%
ProSiebenSat.1 Media SE	128,281	1,831,948
Stroeer SE & Co. KGaA	24,861	1,456,978
3,288,926
Metals & Mining 0.5%
Aurubis AG	25,295	1,356,606

Multi-Utilities 1.0%
Innogy SE 144A	57,491	2,660,551

Pharmaceuticals 0.7%
Dermapharm Holding SE*	56,349	1,783,701

Real Estate Management & Development 11.3%
Deutsche Wohnen SE	220,849	10,718,756
Instone Real Estate Group AG 144A*	263,286	5,911,824
LEG Immobilien AG	78,069	9,593,081
TLG Immobilien AG	96,812	2,917,262
29,140,923
Semiconductors & Semiconductor Equipment 1.9%
Siltronic AG	56,047	4,948,341

Software 1.0%
Software AG	77,771	2,632,502

Textiles, Apparel & Luxury Goods 3.4%
HUGO BOSS AG	20,918	1,429,745
Puma SE	12,464	7,234,553
8,664,298
Trading Companies & Distributors 3.4%
Brenntag AG	167,881	8,651,232

Transportation Infrastructure 3.1%
Fraport AG Frankfurt Airport Services Worldwide	103,391	7,921,100

Wireless Telecommunication Services 2.3%
1&1 Drillisch AG†	71,551	2,549,684
Freenet AG	154,565	3,323,970
5,873,654
Total Common Stocks (Cost $168,789,859)	200,865,264

Preferred Stocks 4.5%
Health Care Equipment & Supplies 1.7%
Sartorius AG	25,697	4,411,168

Machinery 2.8%
Jungheinrich AG	223,758	7,290,204
Total Preferred Stocks (Cost $8,224,927)	11,701,372
Total Germany (Cost $177,014,786)	212,566,636

Netherlands 12.5%
Common Stocks
Aerospace & Defense 9.5%
Airbus SE	185,187	24,512,524

Life Sciences Tools & Services 3.0%
QIAGEN NV*	188,731	7,657,643
Total Netherlands (Cost $7,416,174)	32,170,167

Luxembourg 1.3%
Common Stocks
Real Estate Management & Development 1.3%
Aroundtown SA (Cost $3,356,975)	378,196	3,120,815

Shares	Value ($)
France 0.9%
Common Stocks
Life Sciences Tools & Services 0.9%
Sartorius Stedim Biotech (Cost $1,491,332)	18,362	2,327,435

United Kingdom 0.8%
Common Stocks
Semiconductors & Semiconductor Equipment 0.8%
Dialog Semiconductor PLC* (Cost $2,150,178)	69,665	2,122,698

Securities Lending Collateral 10.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (Cost $25,744,567) (a) (b)	25,744,567	25,744,567

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.47% (Cost $2,596,731) (b)	2,596,731	2,596,731

% of Net
Assets	Value ($)
Total Investment Portfolio (Cost $219,770,743)	109.0	280,649,049
Other Assets and Liabilities, Net	(9.0)	(23,096,986)
Net Assets	100.0	257,552,063

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 10.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (a) (b)
13,387,408	12,357,159(c)	–	–	–	138,802	–	25,744,567	25,744,567
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.47% (b)
15,444,192	16,811,100	29,658,561	–	–	28,445	–	2,596,731	2,596,731
28,831,600	29,168,259	29,658,561	–	–	167,247	–	28,341,298	28,341,298

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2019 amounted to $24,617,224, which is 9.6% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$212,566,636	$—	$—	$212,566,636
Netherlands	32,170,167	—	—	32,170,167
Luxembourg	3,120,815	—	—	3,120,815
France	2,327,435	—	—	2,327,435
United Kingdom	2,122,698	—	—	2,122,698
Short-Term Instruments (d)	28,341,298	—	—	28,341,298
Total	$280,649,049	$—	$—	$280,649,049

(d) See Schedule of Investments for additional detailed categorizations.